Schedule Of Ordinary and Deferred Shares (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Placing and Open Offer (see note 16) 26 February 2019 (in pound per share)			£ 0.77
Placing and Open Offer (see note 16) 26 February 2019			£ 13,406
Share issue to SIPP trustee (see note 27) 8 October 2019 (in pound per share)			£ 0.001
Registered Direct Offering 29 October 2019 (in pound per share)			£ 0.7874
Registered Direct Offering 29 October 2019			£ 2,362
Balance at end	£ 106,517	£ 96,426	£ 85,638
Placing & Registered Direct Offering 18 May 2020 (in pound per share)		£ 0.27
Placing & Registered Direct Offering 18 May 2020		£ 4,255
Placing 27 July 2020 (in pound per share)		£ 0.27
Placing 27 July 2020		£ 5,750
Exercise of warrants 19 August 2020		£ 783
Share issue to SIPP trustee (see note 27) 30 September 2020 (in pound per share)		£ 0.001
[custom:SharePrice2]	£ 0.298
[custom:AmountOfShareIssuedForConsideration2]	£ 91
[custom:SharePrice3]	£ 0.285
[custom:AmountOfShareIssuedForConsideration3]	£ 10,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Placing and Open Offer (see note 16) 26 February 2019 (in shares)			17,410,774
Share issue to SIPP trustee (see note 27) 8 October 2019 (in shares)		25,000	25,000
Registered Direct Offering 29 October 2019 (in shares)			3,000,000
Balance at end (in shares)	98,468,387	63,073,852	23,494,981
Placing & Registered Direct Offering 18 May 2020 (in shares)		15,757,576
Placing 27 July 2020 (in shares)		21,296,295
Exercise of warrants 19 August 2020 (in shares)		2,500,000
Exercise of warrants		306,815
Placing	35,087,720
Deferred Shares [member]
IfrsStatementLineItems [Line Items]
Balance at end (in shares)	1,000,001	1,000,001	1,000,001